Going Concern - Additional Information (Detail) - USD ($)	1 Months Ended												2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2017	Feb. 28, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Jul. 31, 2016	Jun. 30, 2016	Jun. 30, 2016	May 31, 2016	Mar. 17, 2016	Feb. 28, 2015	Feb. 28, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net loss for the year														$ 21,503,620	$ (33,652,506)	$ (89,148,268)	$ (57,899,169)
Accumulated deficit			$ (211,052,133)											(189,548,513)		(211,052,133)	(121,903,865)
Proceeds from Issuance of Convertible Preferred Stock								$ 5,300,000				$ 21,800,000				10,300,000
Increase (Decrease) in Restricted Cash for Operating Activities			$ 2,600,000	$ 3,600,000	$ 3,500,000	$ 4,700,000				$ 2,000,000						2,600,000	13,800,000
Proceeds from Convertible Debt																5,407,772	4,135,000
Operating Income (Loss)														(6,447,106)	(7,115,741)	(34,080,946)	(22,405,796)
Proceeds from (Repayments of) Restricted Cash, Financing Activities														3,500,000	$ 0	16,396,214	$ 0
Subsequent Event [Member]
Increase (Decrease) in Restricted Cash for Operating Activities													$ 3,500,000
Repayments of Debt	$ 14,500,000
Proceeds from (Repayments of) Restricted Cash, Financing Activities	$ 2,500,000
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member]
Increase (Decrease) in Restricted Cash for Operating Activities														3,500,000
Long-term Debt, Gross							$ 68,000,000
Proceeds from Convertible Debt							5,400,000
Proceeds from Conditional liability							$ 62,000,000				$ 17,000,000			17,000,000		59,400,000
Debt Instrument Redemption Amount														38,896,891		38,900,000
Debt Instrument Redemption Aggregate Price														38,900,000		$ 38,900,000
Proceeds from (Repayments of) Restricted Cash, Financing Activities														$ 6,100,000
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member] | Subsequent Event [Member]
Increase (Decrease) in Restricted Cash for Operating Activities													$ 3,500,000
Debt Instrument Redemption Amount		$ 38,900,000
Debt Instrument Redemption Aggregate Price		$ 38,900,000
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member] | Convertible Note One [Member] | Securities Purchase Agreement [Member]
Long-term Debt, Gross								$ 68,000,000	$ 68,000,000
Proceeds from Convertible Debt									5,400,000
Proceeds from Conditional liability									$ 62,000,000